Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
3.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2019 and June 30, 2020 primarily consist of the following currencies:

	December 31, 2019		June 30, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	475,991	475,991	945,832	945,832
US$	88,716	618,902	152,759	1,081,460
SGD	3,537	18,300	6,685	33,967
Others (i)	—	—	1,275	1,265

Total		1,113,193		2,062,524

(i)	As of June 30, 2020, the other currencies consist of Hong Kong dollar, Brazilian real and Thai Baht.